Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Unaudited
	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2024
Beginning of financial period
Cost	-	4,960,307	1,213,687	490,239	694,591	131,973	7,490,797
Valuation	19,264,346	-	-	-	-	-	19,264,346
	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143
Additions	-	38,570	-	-	-	127	38,697
End of financial period	19,264,346	4,998,877	1,213,687	490,239	694,591	132,100	26,793,840

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778
Depreciation charge	459,252	249,964	48,935	301	22,187	755	781,394
End of financial period	1,191,607	2,353,891	1,023,737	487,831	565,336	127,770	5,750,172

Net book value
End of financial period	18,072,739	2,644,986	189,950	2,408	129,255	4,330	21,043,668

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

10.	Property, plant and equipment (continued)

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2023
Beginning of financial year
Cost		4,385,903	1,213,687	487,229	692,142	127,487	6,906,448
Valuation	19,828,888						19,828,888
	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336

Additions	-	580,125	-	3,010	63,423	4,486	651,044
Disposal	-	(5,721)	-	-	(60,974)	-	(66,695)
Lease modifications	8,230	-	-	-	-	-	8,230
Revaluation	(910,055)	-	-	-	-	-	(910,055)
Exchange difference	337,283	-	-	-	-	-	337,283
End of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143

Accumulated depreciation

Beginning of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053
Depreciation charge	932,231	416,516	100,536	1,490	46,695	4,341	1,501,809
Disposal	-	(2,574)	-	-	(49,139)	-	(51,713)
Revaluation	(723,371)	-	-	-	-	-	(723,371)
End of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778

Net book value
End of financial year	18,531,991	2,856,380	238,885	2,709	151,442	4,958	21,786,365